Commitments (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 6,372
Transportation agreements	195,414
Total	201,786
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	1,071
Transportation agreements	34,790
Total	35,861
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	1,081
Transportation agreements	79,661
Total	80,742
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	754
Transportation agreements	70,167
Total	70,921
After 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	3,466
Transportation agreements	10,796
Total	$ 14,262